UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Stock Selector All Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Stock Selector All Cap Fund

1.946026.100

AFSS-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 91.5%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (f)	2,071,016	$ 375,600
Fidelity Consumer Staples Central Fund (f)	1,949,239	346,048
Fidelity Energy Central Fund (f)	2,614,298	346,211
Fidelity Financials Central Fund (f)	7,987,780	553,873
Fidelity Health Care Central Fund (f)	2,150,333	417,896
Fidelity Industrials Central Fund (f)	1,817,917	329,443
Fidelity Information Technology Central Fund (f)	3,002,981	597,683
Fidelity Materials Central Fund (f)	562,993	107,031
Fidelity Telecom Services Central Fund (f)	659,983	100,007
Fidelity Utilities Central Fund (f)	964,182	122,384
TOTAL EQUITY CENTRAL FUNDS (Cost $2,547,915)		3,296,176
Common Stocks - 8.3%

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Delphi Automotive PLC	12,100	613
Johnson Controls, Inc.	12,500	447
Lear Corp.	3,600	218
Tenneco, Inc. (a)	5,100	231
		1,509
Automobiles - 0.0%
Tesla Motors, Inc. (a)	1,200	129
Distributors - 0.0%
LKQ Corp. (a)	27,058	697
Diversified Consumer Services - 0.0%
Carriage Services, Inc.	10,900	185
H&R Block, Inc.	10,137	281
New Oriental Education & Technology Group, Inc. sponsored ADR	200	4
		470
Hotels, Restaurants & Leisure - 0.1%
Bloomin' Brands, Inc.	17,700	440
Buffalo Wild Wings, Inc. (a)	2,900	285
Domino's Pizza, Inc.	4,100	238
Panera Bread Co. Class A (a)	1,300	242
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp.	13,213	$ 865
Texas Roadhouse, Inc. Class A	7,100	178
Wyndham Worldwide Corp.	8,853	507
Wynn Resorts Ltd.	3,200	410
Yum! Brands, Inc.	17,026	1,181
		4,346
Household Durables - 0.0%
Alpine Electronics, Inc.	18,500	186
Jarden Corp. (a)	8,800	385
NVR, Inc. (a)	290	267
Sony Corp.	300	6
Sony Corp. sponsored ADR	11,200	237
Tupperware Brands Corp.	1,200	93
		1,174
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	364	101
Ctrip.com International Ltd. sponsored ADR (a)	1,700	55
Groupon, Inc. Class A (a)	8,900	76
Liberty Media Corp. Interactive Series A (a)	33,900	780
priceline.com, Inc. (a)	1,020	844
Start Today Co. Ltd.	2,800	55
TripAdvisor, Inc. (a)	100	6
		1,917
Leisure Equipment & Products - 0.0%
Brunswick Corp.	16,200	518
Mattel, Inc.	7,345	333
		851
Media - 0.4%
Comcast Corp. Class A	59,180	2,478
DIRECTV (a)	11,200	690
Discovery Communications, Inc. (a)	6,900	533
DISH Network Corp. Class A	1,300	55
IMAX Corp. (a)	2,000	50
Liberty Global PLC Class A (a)	1,500	111
Liberty Media Corp. Class A (a)	5,300	672
News Corp. Class A	52,200	1,702
ReachLocal, Inc. (a)	900	11
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	28,500	$ 1,800
Time Warner, Inc.	22,400	1,295
		9,397
Multiline Retail - 0.1%
Dollar General Corp. (a)	18,461	931
Dollar Tree, Inc. (a)	14,000	712
		1,643
Specialty Retail - 0.2%
Abercrombie & Fitch Co. Class A	8,100	367
American Eagle Outfitters, Inc.	32,667	596
AutoZone, Inc. (a)	1,010	428
Bed Bath & Beyond, Inc. (a)	7,100	503
Cabela's, Inc. Class A (a)	10,200	661
CarMax, Inc. (a)	5,600	258
CST Brands, Inc. (a)	300	9
Dick's Sporting Goods, Inc.	12,754	638
DSW, Inc. Class A	4,800	353
Foot Locker, Inc.	5,200	183
Home Depot, Inc.	6,541	507
L Brands, Inc.	13,800	680
Lowe's Companies, Inc.	32,500	1,329
O'Reilly Automotive, Inc. (a)	7,400	833
PetSmart, Inc.	9,700	650
Ross Stores, Inc.	7,126	462
Sally Beauty Holdings, Inc. (a)	16,600	516
Staples, Inc.	23,800	377
TJX Companies, Inc.	18,200	911
Tractor Supply Co.	4,808	565
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,000	401
Williams-Sonoma, Inc.	12,600	704
		11,931
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	8,000	457
Hanesbrands, Inc.	5,200	267
NIKE, Inc. Class B	15,605	994
PVH Corp.	3,300	413
Steven Madden Ltd. (a)	4,100	198
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	3,460	$ 668
Wolverine World Wide, Inc.	5,300	289
		3,286
TOTAL CONSUMER DISCRETIONARY		37,350
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV	6,300	567
Coca-Cola Bottling Co. CONSOLIDATED	1,300	79
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	500	70
Coca-Cola HBC AG sponsored ADR (a)	1,200	28
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,300	161
Diageo PLC sponsored ADR	7,000	805
Embotelladora Andina SA:
ADR	900	25
sponsored ADR	3,300	113
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	1,200	124
PepsiCo, Inc.	7,562	618
Pernod Ricard SA	6,000	665
Remy Cointreau SA	4,400	467
SABMiller PLC	10,400	499
The Coca-Cola Co.	96,843	3,884
		8,105
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	89
Chefs' Warehouse Holdings (a)	4,100	71
Costco Wholesale Corp.	800	88
CVS Caremark Corp.	58,032	3,318
Fresh Market, Inc. (a)	2,400	119
Kroger Co.	39,150	1,352
The Pantry, Inc. (a)	4,800	58
Wal-Mart Stores, Inc.	14,276	1,063
Walgreen Co.	9,902	438
		6,596
Food Products - 0.0%
Amira Nature Foods Ltd.	3,600	30
Annie's, Inc. (a)	2,200	94
Archer Daniels Midland Co.	9,300	315
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	10,150	$ 718
First Resources Ltd.	20,000	28
Green Mountain Coffee Roasters, Inc. (a)	4,000	300
Hain Celestial Group, Inc. (a)	2,200	143
Mead Johnson Nutrition Co. Class A	7,326	580
Nestle SA	6,086	399
TreeHouse Foods, Inc. (a)	1,500	98
Unilever NV (NY Reg.)	15,800	621
Want Want China Holdings Ltd.	20,000	28
		3,354
Household Products - 0.1%
Colgate-Palmolive Co.	11,300	647
NVC Lighting Holdings Ltd.	13,000	4
Procter & Gamble Co.	49,500	3,811
Svenska Cellulosa AB (SCA) (B Shares)	2,800	70
		4,532
Personal Products - 0.0%
Hengan International Group Co. Ltd.	8,000	87
L'Oreal SA	2,400	394
Nu Skin Enterprises, Inc. Class A	4,000	244
		725
Tobacco - 0.3%
Altria Group, Inc.	46,014	1,610
British American Tobacco PLC sponsored ADR	43,900	4,519
Imperial Tobacco Group PLC	2,552	88
Japan Tobacco, Inc.	2,600	92
Lorillard, Inc.	5,359	234
Philip Morris International, Inc.	12,600	1,091
		7,634
TOTAL CONSUMER STAPLES		30,946
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	7,670	469
Core Laboratories NV	1,600	243
Discovery Offshore S.A. (a)(e)	32,400	79
Ensco PLC Class A	16,414	954
FMC Technologies, Inc. (a)	2,800	156
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	4,300	$ 131
Geospace Technologies Corp. (a)	500	35
Halliburton Co.	43,120	1,799
Helmerich & Payne, Inc.	4,800	300
National Oilwell Varco, Inc.	21,634	1,491
Noble Corp.	10,400	391
Northern Offshore Ltd.	14,000	20
Oceaneering International, Inc.	500	36
Schlumberger Ltd.	16,155	1,158
Superior Energy Services, Inc. (a)	4,100	106
Weatherford International Ltd. (a)	6,000	82
		7,450
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. (a)	4,400	23
Anadarko Petroleum Corp.	14,600	1,255
Apache Corp.	2,000	168
Atlas Energy LP	5,300	260
Atlas Pipeline Partners LP	5,000	191
Bankers Petroleum Ltd. (a)	49,400	123
Bonanza Creek Energy, Inc. (a)	2,600	92
Cabot Oil & Gas Corp.	8,500	604
Calumet Specialty Products Partners LP	4,100	149
Cheniere Energy, Inc. (a)	5,700	158
Chevron Corp.	24,100	2,852
Cimarex Energy Co.	4,700	305
Cobalt International Energy, Inc. (a)	12,800	340
Concho Resources, Inc. (a)	7,600	636
Continental Resources, Inc. (a)	6,900	594
Enbridge, Inc.	6,800	286
Energen Corp.	6,100	319
EOG Resources, Inc.	9,300	1,225
EPL Oil & Gas, Inc. (a)	3,600	106
EQT Corp.	7,000	556
Exxon Mobil Corp.	35,200	3,180
Gulfport Energy Corp. (a)	2,300	108
Hess Corp.	19,400	1,290
InterOil Corp. (a)	1,900	132
Kosmos Energy Ltd. (a)	2,900	29
Magellan Midstream Partners LP	3,300	180
Marathon Oil Corp.	16,400	567
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	8,000	$ 568
Markwest Energy Partners LP	1,600	107
Murphy Oil Corp.	17,300	1,053
Noble Energy, Inc.	8,596	516
Northern Oil & Gas, Inc. (a)	9,900	132
Northern Tier Energy LP Class A	2,300	55
Oasis Petroleum, Inc. (a)	11,000	428
Occidental Petroleum Corp.	22,700	2,026
Painted Pony Petroleum Ltd. Class A (a)	6,600	53
PDC Energy, Inc. (a)	300	15
Peabody Energy Corp.	21,300	312
Phillips 66	9,300	548
Pioneer Natural Resources Co.	5,400	782
Rosetta Resources, Inc. (a)	800	34
Spectra Energy Corp.	5,700	196
Suncor Energy, Inc.	25,400	749
Targa Resources Corp.	2,400	154
Tesoro Corp.	1,800	94
Tesoro Logistics LP	3,300	200
The Williams Companies, Inc.	26,210	851
TransCanada Corp.	6,100	263
Valero Energy Corp.	2,800	97
		24,961
TOTAL ENERGY		32,411
FINANCIALS - 1.7%
Capital Markets - 0.2%
A.F.P. Provida SA sponsored ADR	8,300	708
Affiliated Managers Group, Inc. (a)	4,700	771
Ameriprise Financial, Inc.	8,100	655
BlackRock, Inc. Class A	4,100	1,053
Carlyle Group LP	2,300	59
Deutsche Bank AG (NY Shares)	2,900	122
Invesco Ltd.	38,400	1,221
Raymond James Financial, Inc.	15,300	658
The Blackstone Group LP	23,018	485
UBS AG (NY Shares)	21,600	366
		6,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.2%
CIT Group, Inc. (a)	8,400	$ 392
CoBiz, Inc.	29,400	244
Comerica, Inc.	10,000	398
Commerce Bancshares, Inc.	12,000	523
East West Bancorp, Inc.	20,000	550
Fifth Third Bancorp	42,900	774
First Horizon National Corp.	33,900	380
First Republic Bank	13,500	519
KeyCorp	60,500	668
M&T Bank Corp.	7,400	827
Texas Capital Bancshares, Inc. (a)	12,000	532
U.S. Bancorp	63,000	2,277
Wells Fargo & Co.	51,800	2,138
		10,222
Consumer Finance - 0.1%
Capital One Financial Corp.	29,900	1,878
Regional Management Corp. (a)	3,300	83
SLM Corp.	23,114	528
		2,489
Diversified Financial Services - 0.3%
Bank of America Corp.	214,616	2,760
Citigroup, Inc.	54,277	2,604
IntercontinentalExchange, Inc. (a)	4,000	711
JPMorgan Chase & Co.	46,000	2,428
McGraw-Hill Companies, Inc.	9,716	517
MSCI, Inc. Class A (a)	9,200	306
		9,326
Insurance - 0.5%
ACE Ltd.	11,600	1,038
Allied World Assurance Co. Holdings Ltd.	7,300	668
American International Group, Inc. (a)	17,300	773
Berkshire Hathaway, Inc. Class B (a)	14,000	1,567
Everest Re Group Ltd.	5,000	641
Hartford Financial Services Group, Inc.	21,300	659
Marsh & McLennan Companies, Inc.	25,800	1,030
MetLife, Inc.	24,800	1,135
ProAssurance Corp.	13,000	678
Protective Life Corp.	10,200	392
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	14,000	$ 1,119
Torchmark Corp.	6,100	397
		10,097
Real Estate Investment Trusts - 0.3%
American Campus Communities, Inc.	5,900	240
American Tower Corp.	25,740	1,883
Big Yellow Group PLC	63,700	373
Blackstone Mortgage Trust, Inc.	5,600	138
Camden Property Trust (SBI)	5,400	373
MFA Financial, Inc.	56,800	480
Pennsylvania Real Estate Investment Trust (SBI)	12,300	232
Rayonier, Inc.	13,200	731
Retail Properties America, Inc.	27,000	386
Simon Property Group, Inc.	8,900	1,405
Ventas, Inc.	15,400	1,070
		7,311
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	8,500	800
CBRE Group, Inc. (a)	27,800	649
Forest City Enterprises, Inc. Class A (a)	20,200	362
The St. Joe Co. (a)(d)	8,800	185
		1,996
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	18,600	767
Radian Group, Inc.	8,000	93
		860
TOTAL FINANCIALS		48,399
HEALTH CARE - 1.2%
Biotechnology - 0.4%
Achillion Pharmaceuticals, Inc. (a)	19,400	159
Alexion Pharmaceuticals, Inc. (a)	11,670	1,076
Amgen, Inc.	28,465	2,808
Biogen Idec, Inc. (a)	2,055	442
BioMarin Pharmaceutical, Inc. (a)	8,100	452
Biovitrum AB (a)	21,000	126
Cubist Pharmaceuticals, Inc. (a)	4,300	208
Discovery Laboratories, Inc. (a)	300	0
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	8,500	$ 9
Genomic Health, Inc. (a)	5,400	171
Gilead Sciences, Inc. (a)	59,024	3,023
Grifols SA ADR	13,800	393
Insmed, Inc. (a)	3,300	39
Intercept Pharmaceuticals, Inc.	1,100	49
InterMune, Inc. (a)	12,000	115
Kamada (a)	8,500	95
Medivation, Inc. (a)	8,800	433
Momenta Pharmaceuticals, Inc. (a)	7,300	110
Neurocrine Biosciences, Inc. (a)	18,400	246
Onyx Pharmaceuticals, Inc. (a)	9,600	1,152
Puma Biotechnology, Inc. (a)	4,000	177
Regeneron Pharmaceuticals, Inc. (a)	3,520	792
Spectrum Pharmaceuticals, Inc.	10,800	81
Synageva BioPharma Corp. (a)	1,600	67
Synta Pharmaceuticals Corp. (a)	1,700	8
Theravance, Inc. (a)	4,850	187
ZIOPHARM Oncology, Inc. (a)	23,800	50
		12,468
Health Care Equipment & Supplies - 0.1%
Biosensors International Group Ltd.	88,000	75
Boston Scientific Corp. (a)	141,861	1,315
Cardiovascular Systems, Inc. (a)	6,100	129
CONMED Corp.	7,200	225
Covidien PLC	2,300	145
Derma Sciences, Inc. (a)	12,800	171
HeartWare International, Inc. (a)	1,200	114
Insulet Corp. (a)	6,900	217
The Cooper Companies, Inc.	4,015	478
Volcano Corp. (a)	14,400	261
Zeltiq Aesthetics, Inc. (a)	13,800	88
Zimmer Holdings, Inc.	5,400	405
		3,623
Health Care Providers & Services - 0.1%
Aetna, Inc.	1,600	102
Amplifon SpA	14,500	73
BioScrip, Inc. (a)	30,600	505
Brookdale Senior Living, Inc. (a)	26,748	707
Catamaran Corp. (a)	14,410	701
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	10,600	$ 768
Community Health Systems, Inc.	3,600	169
Hanger, Inc. (a)	3,600	114
HCA Holdings, Inc.	9,700	350
Humana, Inc.	6,900	582
McKesson Corp.	12,100	1,385
MEDNAX, Inc. (a)	7,200	659
NMC Health PLC	20,900	86
Quest Diagnostics, Inc.	11,000	667
Ramsay Health Care Ltd.	4,292	141
UnitedHealth Group, Inc.	5,400	354
		7,363
Health Care Technology - 0.1%
athenahealth, Inc. (a)	5,400	457
Cerner Corp. (a)	15,059	1,447
HealthStream, Inc. (a)	7,900	200
HMS Holdings Corp. (a)	6,100	142
So-net M3, Inc.	72	161
		2,407
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,600	68
Bruker BioSciences Corp. (a)	6,100	99
Eurofins Scientific SA	1,200	254
Illumina, Inc. (a)	16,149	1,209
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	1,200	25
		1,655
Pharmaceuticals - 0.4%
AbbVie, Inc.	7,365	304
Actavis, Inc. (a)	12,965	1,636
Bayer AG	3,700	395
Bristol-Myers Squibb Co.	13,200	590
Cadence Pharmaceuticals, Inc. (a)	9,200	63
China Medical System Holdings Ltd.	60,000	54
Endo Health Solutions, Inc. (a)	6,100	224
Impax Laboratories, Inc. (a)	9,700	194
Jazz Pharmaceuticals PLC (a)	3,100	213
Johnson & Johnson	6,555	563
Meda AB (A Shares)	12,300	139
Merck & Co., Inc.	25,161	1,169
Mylan, Inc. (a)	15,800	490
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	10,900	$ 158
Pacira Pharmaceuticals, Inc. (a)	3,400	99
Perrigo Co.	2,500	303
Pfizer, Inc.	28,300	793
Salix Pharmaceuticals Ltd. (a)	5,000	331
Sanofi SA	9,736	1,007
Shire PLC sponsored ADR	2,200	209
The Medicines Company (a)	4,500	138
UCB SA	3,300	178
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,960	859
ViroPharma, Inc. (a)	18,100	519
Warner Chilcott PLC	41,695	829
		11,457
TOTAL HEALTH CARE		38,973
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	16,600	1,317
Precision Castparts Corp.	1,460	330
Teledyne Technologies, Inc. (a)	5,700	441
Textron, Inc.	15,600	406
United Technologies Corp.	21,758	2,022
		4,516
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	1,200	68
Building Products - 0.0%
A.O. Smith Corp.	6,500	236
Commercial Services & Supplies - 0.0%
Aggreko PLC	4,300	107
Interface, Inc.	8,000	136
Republic Services, Inc.	12,600	428
Stericycle, Inc. (a)	2,500	276
Waste Connections, Inc.	6,900	284
		1,231
Construction & Engineering - 0.0%
EMCOR Group, Inc.	6,900	280
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	3,400	$ 187
URS Corp.	8,100	382
		849
Electrical Equipment - 0.1%
AMETEK, Inc.	11,600	491
Eaton Corp. PLC	14,436	950
Generac Holdings, Inc.	4,705	174
Hubbell, Inc. Class B	2,350	233
Regal-Beloit Corp.	2,900	188
		2,036
Industrial Conglomerates - 0.3%
3M Co.	12,300	1,345
Carlisle Companies, Inc.	2,700	168
Danaher Corp.	24,700	1,564
General Electric Co.	170,130	3,945
		7,022
Machinery - 0.1%
Caterpillar, Inc.	11,600	957
Cummins, Inc.	6,742	731
Donaldson Co., Inc.	6,500	232
Dover Corp.	6,700	520
Fanuc Corp.	1,200	174
GEA Group AG	7,458	264
Graco, Inc.	5,500	348
Harsco Corp.	3,200	74
IDEX Corp.	6,100	328
Ingersoll-Rand PLC	9,707	539
ITT Corp.	1,200	35
Manitowoc Co., Inc.	25,638	459
Nordson Corp.	2,600	180
Oshkosh Truck Corp. (a)	5,400	205
PACCAR, Inc.	8,300	445
Pall Corp.	6,100	405
Parker Hannifin Corp.	6,000	572
Pentair Ltd.	9,100	525
SMC Corp.	200	40
Stanley Black & Decker, Inc.	6,400	495
Timken Co.	7,000	394
Toro Co.	5,700	259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	10,000	$ 373
Wabtec Corp.	8,400	449
		9,003
Professional Services - 0.0%
Bureau Veritas SA	5,600	145
Equifax, Inc.	4,300	253
Nielsen Holdings B.V.	19,400	652
Towers Watson & Co.	7,100	582
Verisk Analytics, Inc. (a)	6,400	382
		2,014
Road & Rail - 0.0%
Con-way, Inc.	1,700	66
J.B. Hunt Transport Services, Inc.	4,700	340
Union Pacific Corp.	3,994	616
		1,022
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	1,500	72
W.W. Grainger, Inc.	1,500	378
Watsco, Inc.	3,200	269
WESCO International, Inc. (a)	4,800	326
		1,045
TOTAL INDUSTRIALS		29,042
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
AAC Acoustic Technology Holdings, Inc.	1,000	6
ADTRAN, Inc.	5,000	123
ADVA AG Optical Networking (a)	12,176	61
Alcatel-Lucent SA (a)	27,600	50
Alcatel-Lucent SA sponsored ADR (a)	74,300	135
Aruba Networks, Inc. (a)	3,200	49
Brocade Communications Systems, Inc. (a)	900	5
Ciena Corp. (a)	10,000	194
Cisco Systems, Inc.	55,600	1,352
F5 Networks, Inc. (a)	18,600	1,280
Finisar Corp. (a)	21,400	363
Infinera Corp. (a)	22,200	237
JDS Uniphase Corp. (a)	4,100	59
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	112,400	$ 2,170
Motorola Solutions, Inc.	100	6
Palo Alto Networks, Inc.	1,600	67
QUALCOMM, Inc.	18,122	1,107
Radware Ltd. (a)	9,200	127
Sandvine Corp. (U.K.) (a)	79,800	159
Sonus Networks, Inc. (a)	123,800	373
Spirent Communications PLC	8,100	17
Symmetricom, Inc. (a)	4,300	19
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,500	141
ZTE Corp. (H Shares)	14,600	24
		8,124
Computers & Peripherals - 0.1%
3D Systems Corp. (a)	800	35
Apple, Inc.	7,973	3,158
EMC Corp.	22,853	540
Lenovo Group Ltd.	894,000	810
NCR Corp. (a)	4,100	135
NetApp, Inc.	3,700	140
SanDisk Corp. (a)	12,100	739
Stratasys Ltd. (a)	300	25
Toshiba Corp.	48,000	230
Wacom Co. Ltd.	4,300	48
		5,860
Electronic Equipment & Components - 0.0%
Aeroflex Holding Corp. (a)	900	7
Amphenol Corp. Class A	1,500	117
Benchmark Electronics, Inc. (a)	200	4
Digital China Holdings Ltd. (H Shares)	261,000	312
Fabrinet (a)	6,100	85
FEI Co.	200	15
InvenSense, Inc. (a)	8,400	129
Jabil Circuit, Inc.	4,300	88
Ju Teng International Holdings Ltd.	108,000	51
Keyence Corp.	500	159
Kyocera Corp.	700	71
National Instruments Corp.	5,200	145
Omron Corp.	3,500	104
RealD, Inc. (a)	900	13
Sunny Optical Technology Group Co. Ltd.	22,000	27
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Taiyo Yuden Co. Ltd.	13,200	$ 201
TE Connectivity Ltd.	7,800	355
Trimble Navigation Ltd. (a)	2,800	73
Universal Display Corp. (a)	1,800	51
Yaskawa Electric Corp.	9,000	109
		2,116
Internet Software & Services - 0.2%
Active Network, Inc. (a)	4,100	31
Akamai Technologies, Inc. (a)	100	4
Angie's List, Inc. (a)	7,100	189
Bankrate, Inc. (a)	1,600	23
Cornerstone OnDemand, Inc. (a)	4,800	208
DealerTrack Holdings, Inc. (a)	2,000	71
eBay, Inc. (a)	8,510	440
Facebook, Inc. Class A (a)	127	3
Google, Inc. Class A (a)	6,324	5,576
IntraLinks Holdings, Inc. (a)	3,300	24
Kakaku.com, Inc.	100	3
Keynote Systems, Inc.	1,600	32
LinkedIn Corp. (a)	3,500	624
LivePerson, Inc. (a)	100	1
Millennial Media, Inc. (a)	7,600	66
Qihoo 360 Technology Co. Ltd. ADR (a)	600	28
Rackspace Hosting, Inc. (a)	3,600	136
Responsys, Inc. (a)	16,100	230
SciQuest, Inc. (a)	6,300	158
SINA Corp. (a)	100	6
TelecityGroup PLC	1,900	29
Tencent Holdings Ltd.	8,800	345
Velti PLC (a)	1,500	2
VeriSign, Inc. (a)	100	4
Vocus, Inc. (a)	7,500	79
Web.com Group, Inc. (a)	200	5
XO Group, Inc. (a)	100	1
Yahoo!, Inc. (a)	26,600	668
Yandex NV (a)	3,200	88
		9,074
IT Services - 0.3%
Accenture PLC Class A	3,814	274
ChinaSoft International Ltd. (a)	10,000	3
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
EPAM Systems, Inc. (a)	2,900	$ 79
EVERTEC, Inc.	700	15
Fidelity National Information Services, Inc.	22,700	972
Fiserv, Inc. (a)	5,400	472
FleetCor Technologies, Inc. (a)	7,800	634
Global Payments, Inc.	11,200	519
IBM Corp.	31	6
InterXion Holding N.V. (a)	2,300	60
Jack Henry & Associates, Inc.	1,300	61
Lender Processing Services, Inc.	400	13
MasterCard, Inc. Class A	1,663	955
Maximus, Inc.	4,800	358
Pactera Technology International Ltd. ADR	6,000	41
Paychex, Inc.	3,700	135
QIWI PLC Class B sponsored ADR	800	19
ServiceSource International, Inc. (a)	5,400	50
Teletech Holdings, Inc. (a)	200	5
The Western Union Co.	30,600	524
Total System Services, Inc.	12,000	294
Unisys Corp. (a)	1,500	33
Virtusa Corp. (a)	1,200	27
Visa, Inc. Class A	10,744	1,963
WEX, Inc. (a)	800	61
		7,573
Office Electronics - 0.0%
Xerox Corp.	100	1
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Energy Industries, Inc. (a)	200	3
Aixtron AG (a)	11,300	190
Aixtron AG sponsored ADR (a)	800	13
Alpha & Omega Semiconductor Ltd. (a)	100	1
Altera Corp.	42,600	1,405
Analog Devices, Inc.	100	5
Applied Materials, Inc.	400	6
Applied Micro Circuits Corp. (a)	8,400	74
ASM International NV (depositary receipt)	100	3
Atmel Corp. (a)	900	7
Avago Technologies Ltd.	1,500	56
Broadcom Corp. Class A	4,487	151
Cavium, Inc. (a)	6,500	230
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	4,300	$ 83
Cirrus Logic, Inc. (a)	200	3
Cree, Inc. (a)	3,700	236
Dialog Semiconductor PLC (a)	300	4
Entegris, Inc. (a)	2,800	26
EZchip Semiconductor Ltd. (a)	2,300	62
Freescale Semiconductor Holdings I Ltd. (a)	3,200	43
GCL-Poly Energy Holdings Ltd.	604,000	130
GT Advanced Technologies, Inc. (a)	20,100	83
Himax Technologies, Inc. sponsored ADR	10,000	52
Inphi Corp. (a)	8,400	92
Intermolecular, Inc. (a)	9,900	72
International Rectifier Corp. (a)	600	13
Intersil Corp. Class A	1,500	12
JA Solar Holdings Co. Ltd. ADR (a)	600	4
Lam Research Corp. (a)	100	4
LSI Corp. (a)	10,400	74
Mellanox Technologies Ltd. (a)	2,900	144
Micron Technology, Inc. (a)	47,300	678
Mindspeed Technologies, Inc. (a)	10,400	34
Monolithic Power Systems, Inc.	2,300	55
Nanometrics, Inc. (a)	3,200	47
NXP Semiconductors NV (a)	2,700	84
O2Micro International Ltd. sponsored ADR (a)	1,100	4
Omnivision Technologies, Inc. (a)	15,100	282
ON Semiconductor Corp. (a)	700	6
PMC-Sierra, Inc. (a)	14,600	93
Power Integrations, Inc.	300	12
Rambus, Inc. (a)	7,100	61
RDA Microelectronics, Inc. sponsored ADR	1,100	12
Rubicon Technology, Inc. (a)	21,400	171
Semtech Corp. (a)	500	18
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,600	23
Skyworks Solutions, Inc. (a)	1,600	35
Spreadtrum Communications, Inc. ADR	8,900	234
Teradyne, Inc. (a)	300	5
Tessera Technologies, Inc.	22,700	472
Texas Instruments, Inc.	100	3
Trina Solar Ltd. (a)	700	4
Ultratech, Inc. (a)	4,500	165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)	7,100	$ 251
Xilinx, Inc.	7,000	277
		6,307
Software - 0.4%
Activision Blizzard, Inc.	25,700	366
Adobe Systems, Inc. (a)	10,400	474
Allot Communications Ltd. (a)	1,300	18
ANSYS, Inc. (a)	3,200	234
AsiaInfo-Linkage, Inc. (a)	4,800	55
Aspen Technology, Inc. (a)	7,600	219
Autodesk, Inc. (a)	5,700	193
Blackbaud, Inc.	100	3
BroadSoft, Inc. (a)	10,400	287
Capcom Co. Ltd.	6,900	111
Citrix Systems, Inc. (a)	3,100	187
CommVault Systems, Inc. (a)	1,200	91
Compuware Corp.	17,700	183
Concur Technologies, Inc. (a)	1,509	123
Descartes Systems Group, Inc. (a)	14,100	162
Ellie Mae, Inc. (a)	200	5
Guidewire Software, Inc. (a)	3,613	152
Imperva, Inc. (a)	800	36
Infoblox, Inc. (a)	100	3
Informatica Corp. (a)	200	7
Intuit, Inc.	3,100	189
Jive Software, Inc. (a)	5,600	102
Kingdee International Software Group Co. Ltd. (a)	1,040,000	193
Manhattan Associates, Inc. (a)	200	15
Microsoft Corp.	24,608	850
MicroStrategy, Inc. Class A (a)	1,200	104
NetSuite, Inc. (a)	3,200	294
Nintendo Co. Ltd.	2,900	341
Nintendo Co. Ltd. ADR	9,200	135
Nuance Communications, Inc. (a)	8,800	162
Oracle Corp.	105,336	3,236
Parametric Technology Corp. (a)	6,900	169
Pegasystems, Inc.	1,500	50
Perfect World Co. Ltd. sponsored ADR Class B	21,800	380
PROS Holdings, Inc. (a)	600	18
QLIK Technologies, Inc. (a)	2,800	79
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	300	$ 6
Red Hat, Inc. (a)	7,600	363
salesforce.com, Inc. (a)	44,876	1,713
SAP AG sponsored ADR	100	7
ServiceNow, Inc.	2,100	85
SolarWinds, Inc. (a)	600	23
Sourcefire, Inc. (a)	3,300	183
Splunk, Inc. (a)	110	5
Square Enix Holdings Co. Ltd.	2,300	28
Synchronoss Technologies, Inc. (a)	2,900	90
Synopsys, Inc. (a)	100	4
Tableau Software, Inc.	100	6
Take-Two Interactive Software, Inc. (a)	3,500	52
TIBCO Software, Inc. (a)	11,700	250
Ultimate Software Group, Inc. (a)	1,300	152
Verint Systems, Inc. (a)	500	18
VMware, Inc. Class A (a)	1,200	80
Workday, Inc. Class A	208	13
		12,304
TOTAL INFORMATION TECHNOLOGY		51,359
MATERIALS - 0.2%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	3,400	311
Airgas, Inc.	1,900	181
Albemarle Corp.	4,200	262
Ashland, Inc.	3,600	301
Axiall Corp.	4,000	170
Cabot Corp.	4,300	161
Cytec Industries, Inc.	2,000	147
Eastman Chemical Co.	5,954	417
Ecolab, Inc.	6,000	511
FMC Corp.	6,519	398
Lanxess AG	1,200	72
LyondellBasell Industries NV Class A	13,800	914
Monsanto Co.	10,114	999
PPG Industries, Inc.	3,070	449
Praxair, Inc.	5,200	599
Rockwood Holdings, Inc.	3,100	198
RPM International, Inc.	100	3
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	1,600	$ 283
Sigma Aldrich Corp.	3,300	265
W.R. Grace & Co. (a)	3,300	277
Westlake Chemical Corp.	1,900	183
		7,101
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	900	89
Vulcan Materials Co.	5,343	259
		348
Containers & Packaging - 0.0%
Aptargroup, Inc.	3,700	204
Ball Corp.	4,300	179
Graphic Packaging Holding Co. (a)	9,700	75
MeadWestvaco Corp.	4,500	153
Rock-Tenn Co. Class A	3,100	310
Silgan Holdings, Inc.	1,700	80
		1,001
Metals & Mining - 0.0%
Carpenter Technology Corp.	3,300	149
Commercial Metals Co.	8,500	126
Copper Mountain Mining Corp. (a)	20,900	31
First Quantum Minerals Ltd.	3,700	55
Franco-Nevada Corp.	2,500	89
Goldcorp, Inc.	6,400	159
Reliance Steel & Aluminum Co.	2,300	151
Royal Gold, Inc.	2,300	97
Turquoise Hill Resources Ltd. (a)	7,000	42
		899
Paper & Forest Products - 0.0%
Canfor Corp. (a)	4,100	73
International Paper Co.	8,500	377
		450
TOTAL MATERIALS		9,799
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	24,600	871
Atlantic Tele-Network, Inc.	3,000	149
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	2,300	$ 18
CenturyLink, Inc.	13,200	467
Cincinnati Bell, Inc. (a)	17,900	55
Cogent Communications Group, Inc.	5,000	141
Consolidated Communications Holdings, Inc.	1,300	23
Frontier Communications Corp.	59,800	242
General Communications, Inc. Class A (a)	22,300	175
Hawaiian Telcom Holdco, Inc. (a)	900	23
IDT Corp. Class B	1,900	36
inContact, Inc. (a)	6,000	49
Iridium Communications, Inc. (a)	7,800	61
Koninklijke KPN NV	14,694	31
Level 3 Communications, Inc. (a)	14,500	306
Lumos Networks Corp.	11,000	188
Premiere Global Services, Inc. (a)	4,000	48
Telefonica Brasil SA sponsored ADR	5,400	123
Towerstream Corp. (a)	2,800	7
TW telecom, Inc. (a)	5,700	160
Verizon Communications, Inc.	45,900	2,311
Vonage Holdings Corp. (a)	31,900	90
Windstream Corp.	7,600	59
		5,633
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	6,000	37
Clearwire Corp. Class A (a)	72,900	363
Crown Castle International Corp. (a)	6,300	456
Leap Wireless International, Inc. (a)	6,100	41
Millicom International Cellular SA (depository receipt)	500	36
Mobile TeleSystems OJSC sponsored ADR	2,600	49
NTELOS Holdings Corp.	900	15
SBA Communications Corp. Class A (a)	12,600	934
Shenandoah Telecommunications Co.	900	15
SoftBank Corp.	400	23
Sprint Nextel Corp. (a)	57,300	402
T-Mobile US, Inc. (a)	14,100	350
Telephone & Data Systems, Inc.	8,200	202
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	1,800	$ 66
Vodafone Group PLC sponsored ADR	9,846	283
		3,272
TOTAL TELECOMMUNICATION SERVICES		8,905
UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	18,100	811
Duke Energy Corp.	20,300	1,370
Edison International	11,000	530
FirstEnergy Corp.	15,300	571
ITC Holdings Corp.	600	55
OGE Energy Corp.	8,200	559
Southern Co.	12,400	547
		4,443
Gas Utilities - 0.0%
National Fuel Gas Co.	1,600	93
Questar Corp.	9,600	229
		322
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. (a)	19,700	418
NRG Energy, Inc.	19,900	531
The AES Corp.	39,000	468
		1,417
Multi-Utilities - 0.0%
Ameren Corp.	11,600	400
CenterPoint Energy, Inc.	33,200	780
Dominion Resources, Inc.	9,700	551
NiSource, Inc.	14,900	427
PG&E Corp.	18,900	864
Sempra Energy	8,400	687
		3,709
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	2,600	$ 107
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	3,600	37
		144
TOTAL UTILITIES		10,035
TOTAL COMMON STOCKS (Cost $289,934)		297,219
Money Market Central Funds - 0.3%

Fidelity Cash Central Fund, 0.13% (b)	10,299,733	10,300
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	109,692	110
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $10,410)		10,410
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,848,259)		3,603,805
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,094)
NET ASSETS - 100%		$ 3,601,711
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,000 or 0.0% of net assets.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	3,164
Fidelity Consumer Staples Central Fund	6,498
Fidelity Energy Central Fund	4,431
Fidelity Financials Central Fund	8,820
Fidelity Health Care Central Fund	3,109
Fidelity Industrials Central Fund	4,262
Fidelity Information Technology Central Fund	2,829
Fidelity Materials Central Fund	1,437
Fidelity Securities Lending Cash Central Fund	-*
Fidelity Telecom Services Central Fund	2,416
Fidelity Utilities Central Fund	2,687
Total	$ 39,653

* Amount represents less than $1,000

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 247,223	$ 32,703	$ 34,336	$ 375,600	31.2%
Fidelity Consumer Staples Central Fund	270,008	27,813	51,666	346,048	35.6%
Fidelity Energy Central Fund	270,173	17,522	34,316	346,211	34.4%
Fidelity Financials Central Fund	381,251	38,787	56,499	553,873	31.6%
Fidelity Health Care Central Fund	290,253	37,086	53,541	417,896	32.6%
Fidelity Industrials Central Fund	233,368	13,439	29,227	329,443	30.3%
Fidelity Information Technology Central Fund	473,022	29,070	48,738	597,683	33.7%
Fidelity Materials Central Fund	78,333	4,018	425	107,031	29.9%
Fidelity Telecom Services Central Fund	78,962	3,432	10,677	100,007	34.8%
Fidelity Utilities Central Fund	87,525	6,984	3,966	122,384	32.5%
Total	$ 2,410,118	$ 210,854	$ 323,391	$ 3,296,176
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,350	$ 37,103	$ 247	$ -
Consumer Staples	30,946	29,888	1,058	-
Energy	32,411	32,411	-	-
Financials	48,399	48,399	-	-
Health Care	38,973	36,653	2,320	-
Industrials	29,042	28,828	214	-
Information Technology	51,359	49,714	1,645	-
Materials	9,799	9,799	-	-
Telecommunication Services	8,905	8,882	23	-
Utilities	10,035	10,035	-	-
Equity Central Funds	3,296,176	3,296,176	-	-
Money Market Central Funds	10,410	10,410	-	-
Total Investments in Securities:	$ 3,603,805	$ 3,598,298	$ 5,507	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,849,125,000. Net unrealized appreciation aggregated $754,680,000, of which $761,239,000 related to appreciated investment securities and $6,559,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
All Cap Fund

June 30, 2013

1.804827.109

FSS-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 91.5%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (f)	2,071,016	$ 375,600
Fidelity Consumer Staples Central Fund (f)	1,949,239	346,048
Fidelity Energy Central Fund (f)	2,614,298	346,211
Fidelity Financials Central Fund (f)	7,987,780	553,873
Fidelity Health Care Central Fund (f)	2,150,333	417,896
Fidelity Industrials Central Fund (f)	1,817,917	329,443
Fidelity Information Technology Central Fund (f)	3,002,981	597,683
Fidelity Materials Central Fund (f)	562,993	107,031
Fidelity Telecom Services Central Fund (f)	659,983	100,007
Fidelity Utilities Central Fund (f)	964,182	122,384
TOTAL EQUITY CENTRAL FUNDS (Cost $2,547,915)		3,296,176
Common Stocks - 8.3%

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Delphi Automotive PLC	12,100	613
Johnson Controls, Inc.	12,500	447
Lear Corp.	3,600	218
Tenneco, Inc. (a)	5,100	231
		1,509
Automobiles - 0.0%
Tesla Motors, Inc. (a)	1,200	129
Distributors - 0.0%
LKQ Corp. (a)	27,058	697
Diversified Consumer Services - 0.0%
Carriage Services, Inc.	10,900	185
H&R Block, Inc.	10,137	281
New Oriental Education & Technology Group, Inc. sponsored ADR	200	4
		470
Hotels, Restaurants & Leisure - 0.1%
Bloomin' Brands, Inc.	17,700	440
Buffalo Wild Wings, Inc. (a)	2,900	285
Domino's Pizza, Inc.	4,100	238
Panera Bread Co. Class A (a)	1,300	242
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp.	13,213	$ 865
Texas Roadhouse, Inc. Class A	7,100	178
Wyndham Worldwide Corp.	8,853	507
Wynn Resorts Ltd.	3,200	410
Yum! Brands, Inc.	17,026	1,181
		4,346
Household Durables - 0.0%
Alpine Electronics, Inc.	18,500	186
Jarden Corp. (a)	8,800	385
NVR, Inc. (a)	290	267
Sony Corp.	300	6
Sony Corp. sponsored ADR	11,200	237
Tupperware Brands Corp.	1,200	93
		1,174
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	364	101
Ctrip.com International Ltd. sponsored ADR (a)	1,700	55
Groupon, Inc. Class A (a)	8,900	76
Liberty Media Corp. Interactive Series A (a)	33,900	780
priceline.com, Inc. (a)	1,020	844
Start Today Co. Ltd.	2,800	55
TripAdvisor, Inc. (a)	100	6
		1,917
Leisure Equipment & Products - 0.0%
Brunswick Corp.	16,200	518
Mattel, Inc.	7,345	333
		851
Media - 0.4%
Comcast Corp. Class A	59,180	2,478
DIRECTV (a)	11,200	690
Discovery Communications, Inc. (a)	6,900	533
DISH Network Corp. Class A	1,300	55
IMAX Corp. (a)	2,000	50
Liberty Global PLC Class A (a)	1,500	111
Liberty Media Corp. Class A (a)	5,300	672
News Corp. Class A	52,200	1,702
ReachLocal, Inc. (a)	900	11
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	28,500	$ 1,800
Time Warner, Inc.	22,400	1,295
		9,397
Multiline Retail - 0.1%
Dollar General Corp. (a)	18,461	931
Dollar Tree, Inc. (a)	14,000	712
		1,643
Specialty Retail - 0.2%
Abercrombie & Fitch Co. Class A	8,100	367
American Eagle Outfitters, Inc.	32,667	596
AutoZone, Inc. (a)	1,010	428
Bed Bath & Beyond, Inc. (a)	7,100	503
Cabela's, Inc. Class A (a)	10,200	661
CarMax, Inc. (a)	5,600	258
CST Brands, Inc. (a)	300	9
Dick's Sporting Goods, Inc.	12,754	638
DSW, Inc. Class A	4,800	353
Foot Locker, Inc.	5,200	183
Home Depot, Inc.	6,541	507
L Brands, Inc.	13,800	680
Lowe's Companies, Inc.	32,500	1,329
O'Reilly Automotive, Inc. (a)	7,400	833
PetSmart, Inc.	9,700	650
Ross Stores, Inc.	7,126	462
Sally Beauty Holdings, Inc. (a)	16,600	516
Staples, Inc.	23,800	377
TJX Companies, Inc.	18,200	911
Tractor Supply Co.	4,808	565
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,000	401
Williams-Sonoma, Inc.	12,600	704
		11,931
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	8,000	457
Hanesbrands, Inc.	5,200	267
NIKE, Inc. Class B	15,605	994
PVH Corp.	3,300	413
Steven Madden Ltd. (a)	4,100	198
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	3,460	$ 668
Wolverine World Wide, Inc.	5,300	289
		3,286
TOTAL CONSUMER DISCRETIONARY		37,350
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV	6,300	567
Coca-Cola Bottling Co. CONSOLIDATED	1,300	79
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	500	70
Coca-Cola HBC AG sponsored ADR (a)	1,200	28
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,300	161
Diageo PLC sponsored ADR	7,000	805
Embotelladora Andina SA:
ADR	900	25
sponsored ADR	3,300	113
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	1,200	124
PepsiCo, Inc.	7,562	618
Pernod Ricard SA	6,000	665
Remy Cointreau SA	4,400	467
SABMiller PLC	10,400	499
The Coca-Cola Co.	96,843	3,884
		8,105
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,500	89
Chefs' Warehouse Holdings (a)	4,100	71
Costco Wholesale Corp.	800	88
CVS Caremark Corp.	58,032	3,318
Fresh Market, Inc. (a)	2,400	119
Kroger Co.	39,150	1,352
The Pantry, Inc. (a)	4,800	58
Wal-Mart Stores, Inc.	14,276	1,063
Walgreen Co.	9,902	438
		6,596
Food Products - 0.0%
Amira Nature Foods Ltd.	3,600	30
Annie's, Inc. (a)	2,200	94
Archer Daniels Midland Co.	9,300	315
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	10,150	$ 718
First Resources Ltd.	20,000	28
Green Mountain Coffee Roasters, Inc. (a)	4,000	300
Hain Celestial Group, Inc. (a)	2,200	143
Mead Johnson Nutrition Co. Class A	7,326	580
Nestle SA	6,086	399
TreeHouse Foods, Inc. (a)	1,500	98
Unilever NV (NY Reg.)	15,800	621
Want Want China Holdings Ltd.	20,000	28
		3,354
Household Products - 0.1%
Colgate-Palmolive Co.	11,300	647
NVC Lighting Holdings Ltd.	13,000	4
Procter & Gamble Co.	49,500	3,811
Svenska Cellulosa AB (SCA) (B Shares)	2,800	70
		4,532
Personal Products - 0.0%
Hengan International Group Co. Ltd.	8,000	87
L'Oreal SA	2,400	394
Nu Skin Enterprises, Inc. Class A	4,000	244
		725
Tobacco - 0.3%
Altria Group, Inc.	46,014	1,610
British American Tobacco PLC sponsored ADR	43,900	4,519
Imperial Tobacco Group PLC	2,552	88
Japan Tobacco, Inc.	2,600	92
Lorillard, Inc.	5,359	234
Philip Morris International, Inc.	12,600	1,091
		7,634
TOTAL CONSUMER STAPLES		30,946
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	7,670	469
Core Laboratories NV	1,600	243
Discovery Offshore S.A. (a)(e)	32,400	79
Ensco PLC Class A	16,414	954
FMC Technologies, Inc. (a)	2,800	156
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	4,300	$ 131
Geospace Technologies Corp. (a)	500	35
Halliburton Co.	43,120	1,799
Helmerich & Payne, Inc.	4,800	300
National Oilwell Varco, Inc.	21,634	1,491
Noble Corp.	10,400	391
Northern Offshore Ltd.	14,000	20
Oceaneering International, Inc.	500	36
Schlumberger Ltd.	16,155	1,158
Superior Energy Services, Inc. (a)	4,100	106
Weatherford International Ltd. (a)	6,000	82
		7,450
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. (a)	4,400	23
Anadarko Petroleum Corp.	14,600	1,255
Apache Corp.	2,000	168
Atlas Energy LP	5,300	260
Atlas Pipeline Partners LP	5,000	191
Bankers Petroleum Ltd. (a)	49,400	123
Bonanza Creek Energy, Inc. (a)	2,600	92
Cabot Oil & Gas Corp.	8,500	604
Calumet Specialty Products Partners LP	4,100	149
Cheniere Energy, Inc. (a)	5,700	158
Chevron Corp.	24,100	2,852
Cimarex Energy Co.	4,700	305
Cobalt International Energy, Inc. (a)	12,800	340
Concho Resources, Inc. (a)	7,600	636
Continental Resources, Inc. (a)	6,900	594
Enbridge, Inc.	6,800	286
Energen Corp.	6,100	319
EOG Resources, Inc.	9,300	1,225
EPL Oil & Gas, Inc. (a)	3,600	106
EQT Corp.	7,000	556
Exxon Mobil Corp.	35,200	3,180
Gulfport Energy Corp. (a)	2,300	108
Hess Corp.	19,400	1,290
InterOil Corp. (a)	1,900	132
Kosmos Energy Ltd. (a)	2,900	29
Magellan Midstream Partners LP	3,300	180
Marathon Oil Corp.	16,400	567
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	8,000	$ 568
Markwest Energy Partners LP	1,600	107
Murphy Oil Corp.	17,300	1,053
Noble Energy, Inc.	8,596	516
Northern Oil & Gas, Inc. (a)	9,900	132
Northern Tier Energy LP Class A	2,300	55
Oasis Petroleum, Inc. (a)	11,000	428
Occidental Petroleum Corp.	22,700	2,026
Painted Pony Petroleum Ltd. Class A (a)	6,600	53
PDC Energy, Inc. (a)	300	15
Peabody Energy Corp.	21,300	312
Phillips 66	9,300	548
Pioneer Natural Resources Co.	5,400	782
Rosetta Resources, Inc. (a)	800	34
Spectra Energy Corp.	5,700	196
Suncor Energy, Inc.	25,400	749
Targa Resources Corp.	2,400	154
Tesoro Corp.	1,800	94
Tesoro Logistics LP	3,300	200
The Williams Companies, Inc.	26,210	851
TransCanada Corp.	6,100	263
Valero Energy Corp.	2,800	97
		24,961
TOTAL ENERGY		32,411
FINANCIALS - 1.7%
Capital Markets - 0.2%
A.F.P. Provida SA sponsored ADR	8,300	708
Affiliated Managers Group, Inc. (a)	4,700	771
Ameriprise Financial, Inc.	8,100	655
BlackRock, Inc. Class A	4,100	1,053
Carlyle Group LP	2,300	59
Deutsche Bank AG (NY Shares)	2,900	122
Invesco Ltd.	38,400	1,221
Raymond James Financial, Inc.	15,300	658
The Blackstone Group LP	23,018	485
UBS AG (NY Shares)	21,600	366
		6,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.2%
CIT Group, Inc. (a)	8,400	$ 392
CoBiz, Inc.	29,400	244
Comerica, Inc.	10,000	398
Commerce Bancshares, Inc.	12,000	523
East West Bancorp, Inc.	20,000	550
Fifth Third Bancorp	42,900	774
First Horizon National Corp.	33,900	380
First Republic Bank	13,500	519
KeyCorp	60,500	668
M&T Bank Corp.	7,400	827
Texas Capital Bancshares, Inc. (a)	12,000	532
U.S. Bancorp	63,000	2,277
Wells Fargo & Co.	51,800	2,138
		10,222
Consumer Finance - 0.1%
Capital One Financial Corp.	29,900	1,878
Regional Management Corp. (a)	3,300	83
SLM Corp.	23,114	528
		2,489
Diversified Financial Services - 0.3%
Bank of America Corp.	214,616	2,760
Citigroup, Inc.	54,277	2,604
IntercontinentalExchange, Inc. (a)	4,000	711
JPMorgan Chase & Co.	46,000	2,428
McGraw-Hill Companies, Inc.	9,716	517
MSCI, Inc. Class A (a)	9,200	306
		9,326
Insurance - 0.5%
ACE Ltd.	11,600	1,038
Allied World Assurance Co. Holdings Ltd.	7,300	668
American International Group, Inc. (a)	17,300	773
Berkshire Hathaway, Inc. Class B (a)	14,000	1,567
Everest Re Group Ltd.	5,000	641
Hartford Financial Services Group, Inc.	21,300	659
Marsh & McLennan Companies, Inc.	25,800	1,030
MetLife, Inc.	24,800	1,135
ProAssurance Corp.	13,000	678
Protective Life Corp.	10,200	392
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	14,000	$ 1,119
Torchmark Corp.	6,100	397
		10,097
Real Estate Investment Trusts - 0.3%
American Campus Communities, Inc.	5,900	240
American Tower Corp.	25,740	1,883
Big Yellow Group PLC	63,700	373
Blackstone Mortgage Trust, Inc.	5,600	138
Camden Property Trust (SBI)	5,400	373
MFA Financial, Inc.	56,800	480
Pennsylvania Real Estate Investment Trust (SBI)	12,300	232
Rayonier, Inc.	13,200	731
Retail Properties America, Inc.	27,000	386
Simon Property Group, Inc.	8,900	1,405
Ventas, Inc.	15,400	1,070
		7,311
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	8,500	800
CBRE Group, Inc. (a)	27,800	649
Forest City Enterprises, Inc. Class A (a)	20,200	362
The St. Joe Co. (a)(d)	8,800	185
		1,996
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	18,600	767
Radian Group, Inc.	8,000	93
		860
TOTAL FINANCIALS		48,399
HEALTH CARE - 1.2%
Biotechnology - 0.4%
Achillion Pharmaceuticals, Inc. (a)	19,400	159
Alexion Pharmaceuticals, Inc. (a)	11,670	1,076
Amgen, Inc.	28,465	2,808
Biogen Idec, Inc. (a)	2,055	442
BioMarin Pharmaceutical, Inc. (a)	8,100	452
Biovitrum AB (a)	21,000	126
Cubist Pharmaceuticals, Inc. (a)	4,300	208
Discovery Laboratories, Inc. (a)	300	0
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	8,500	$ 9
Genomic Health, Inc. (a)	5,400	171
Gilead Sciences, Inc. (a)	59,024	3,023
Grifols SA ADR	13,800	393
Insmed, Inc. (a)	3,300	39
Intercept Pharmaceuticals, Inc.	1,100	49
InterMune, Inc. (a)	12,000	115
Kamada (a)	8,500	95
Medivation, Inc. (a)	8,800	433
Momenta Pharmaceuticals, Inc. (a)	7,300	110
Neurocrine Biosciences, Inc. (a)	18,400	246
Onyx Pharmaceuticals, Inc. (a)	9,600	1,152
Puma Biotechnology, Inc. (a)	4,000	177
Regeneron Pharmaceuticals, Inc. (a)	3,520	792
Spectrum Pharmaceuticals, Inc.	10,800	81
Synageva BioPharma Corp. (a)	1,600	67
Synta Pharmaceuticals Corp. (a)	1,700	8
Theravance, Inc. (a)	4,850	187
ZIOPHARM Oncology, Inc. (a)	23,800	50
		12,468
Health Care Equipment & Supplies - 0.1%
Biosensors International Group Ltd.	88,000	75
Boston Scientific Corp. (a)	141,861	1,315
Cardiovascular Systems, Inc. (a)	6,100	129
CONMED Corp.	7,200	225
Covidien PLC	2,300	145
Derma Sciences, Inc. (a)	12,800	171
HeartWare International, Inc. (a)	1,200	114
Insulet Corp. (a)	6,900	217
The Cooper Companies, Inc.	4,015	478
Volcano Corp. (a)	14,400	261
Zeltiq Aesthetics, Inc. (a)	13,800	88
Zimmer Holdings, Inc.	5,400	405
		3,623
Health Care Providers & Services - 0.1%
Aetna, Inc.	1,600	102
Amplifon SpA	14,500	73
BioScrip, Inc. (a)	30,600	505
Brookdale Senior Living, Inc. (a)	26,748	707
Catamaran Corp. (a)	14,410	701
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	10,600	$ 768
Community Health Systems, Inc.	3,600	169
Hanger, Inc. (a)	3,600	114
HCA Holdings, Inc.	9,700	350
Humana, Inc.	6,900	582
McKesson Corp.	12,100	1,385
MEDNAX, Inc. (a)	7,200	659
NMC Health PLC	20,900	86
Quest Diagnostics, Inc.	11,000	667
Ramsay Health Care Ltd.	4,292	141
UnitedHealth Group, Inc.	5,400	354
		7,363
Health Care Technology - 0.1%
athenahealth, Inc. (a)	5,400	457
Cerner Corp. (a)	15,059	1,447
HealthStream, Inc. (a)	7,900	200
HMS Holdings Corp. (a)	6,100	142
So-net M3, Inc.	72	161
		2,407
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,600	68
Bruker BioSciences Corp. (a)	6,100	99
Eurofins Scientific SA	1,200	254
Illumina, Inc. (a)	16,149	1,209
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	1,200	25
		1,655
Pharmaceuticals - 0.4%
AbbVie, Inc.	7,365	304
Actavis, Inc. (a)	12,965	1,636
Bayer AG	3,700	395
Bristol-Myers Squibb Co.	13,200	590
Cadence Pharmaceuticals, Inc. (a)	9,200	63
China Medical System Holdings Ltd.	60,000	54
Endo Health Solutions, Inc. (a)	6,100	224
Impax Laboratories, Inc. (a)	9,700	194
Jazz Pharmaceuticals PLC (a)	3,100	213
Johnson & Johnson	6,555	563
Meda AB (A Shares)	12,300	139
Merck & Co., Inc.	25,161	1,169
Mylan, Inc. (a)	15,800	490
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Optimer Pharmaceuticals, Inc. (a)	10,900	$ 158
Pacira Pharmaceuticals, Inc. (a)	3,400	99
Perrigo Co.	2,500	303
Pfizer, Inc.	28,300	793
Salix Pharmaceuticals Ltd. (a)	5,000	331
Sanofi SA	9,736	1,007
Shire PLC sponsored ADR	2,200	209
The Medicines Company (a)	4,500	138
UCB SA	3,300	178
Valeant Pharmaceuticals International, Inc. (Canada) (a)	9,960	859
ViroPharma, Inc. (a)	18,100	519
Warner Chilcott PLC	41,695	829
		11,457
TOTAL HEALTH CARE		38,973
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	16,600	1,317
Precision Castparts Corp.	1,460	330
Teledyne Technologies, Inc. (a)	5,700	441
Textron, Inc.	15,600	406
United Technologies Corp.	21,758	2,022
		4,516
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	1,200	68
Building Products - 0.0%
A.O. Smith Corp.	6,500	236
Commercial Services & Supplies - 0.0%
Aggreko PLC	4,300	107
Interface, Inc.	8,000	136
Republic Services, Inc.	12,600	428
Stericycle, Inc. (a)	2,500	276
Waste Connections, Inc.	6,900	284
		1,231
Construction & Engineering - 0.0%
EMCOR Group, Inc.	6,900	280
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	3,400	$ 187
URS Corp.	8,100	382
		849
Electrical Equipment - 0.1%
AMETEK, Inc.	11,600	491
Eaton Corp. PLC	14,436	950
Generac Holdings, Inc.	4,705	174
Hubbell, Inc. Class B	2,350	233
Regal-Beloit Corp.	2,900	188
		2,036
Industrial Conglomerates - 0.3%
3M Co.	12,300	1,345
Carlisle Companies, Inc.	2,700	168
Danaher Corp.	24,700	1,564
General Electric Co.	170,130	3,945
		7,022
Machinery - 0.1%
Caterpillar, Inc.	11,600	957
Cummins, Inc.	6,742	731
Donaldson Co., Inc.	6,500	232
Dover Corp.	6,700	520
Fanuc Corp.	1,200	174
GEA Group AG	7,458	264
Graco, Inc.	5,500	348
Harsco Corp.	3,200	74
IDEX Corp.	6,100	328
Ingersoll-Rand PLC	9,707	539
ITT Corp.	1,200	35
Manitowoc Co., Inc.	25,638	459
Nordson Corp.	2,600	180
Oshkosh Truck Corp. (a)	5,400	205
PACCAR, Inc.	8,300	445
Pall Corp.	6,100	405
Parker Hannifin Corp.	6,000	572
Pentair Ltd.	9,100	525
SMC Corp.	200	40
Stanley Black & Decker, Inc.	6,400	495
Timken Co.	7,000	394
Toro Co.	5,700	259
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	10,000	$ 373
Wabtec Corp.	8,400	449
		9,003
Professional Services - 0.0%
Bureau Veritas SA	5,600	145
Equifax, Inc.	4,300	253
Nielsen Holdings B.V.	19,400	652
Towers Watson & Co.	7,100	582
Verisk Analytics, Inc. (a)	6,400	382
		2,014
Road & Rail - 0.0%
Con-way, Inc.	1,700	66
J.B. Hunt Transport Services, Inc.	4,700	340
Union Pacific Corp.	3,994	616
		1,022
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	1,500	72
W.W. Grainger, Inc.	1,500	378
Watsco, Inc.	3,200	269
WESCO International, Inc. (a)	4,800	326
		1,045
TOTAL INDUSTRIALS		29,042
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
AAC Acoustic Technology Holdings, Inc.	1,000	6
ADTRAN, Inc.	5,000	123
ADVA AG Optical Networking (a)	12,176	61
Alcatel-Lucent SA (a)	27,600	50
Alcatel-Lucent SA sponsored ADR (a)	74,300	135
Aruba Networks, Inc. (a)	3,200	49
Brocade Communications Systems, Inc. (a)	900	5
Ciena Corp. (a)	10,000	194
Cisco Systems, Inc.	55,600	1,352
F5 Networks, Inc. (a)	18,600	1,280
Finisar Corp. (a)	21,400	363
Infinera Corp. (a)	22,200	237
JDS Uniphase Corp. (a)	4,100	59
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	112,400	$ 2,170
Motorola Solutions, Inc.	100	6
Palo Alto Networks, Inc.	1,600	67
QUALCOMM, Inc.	18,122	1,107
Radware Ltd. (a)	9,200	127
Sandvine Corp. (U.K.) (a)	79,800	159
Sonus Networks, Inc. (a)	123,800	373
Spirent Communications PLC	8,100	17
Symmetricom, Inc. (a)	4,300	19
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,500	141
ZTE Corp. (H Shares)	14,600	24
		8,124
Computers & Peripherals - 0.1%
3D Systems Corp. (a)	800	35
Apple, Inc.	7,973	3,158
EMC Corp.	22,853	540
Lenovo Group Ltd.	894,000	810
NCR Corp. (a)	4,100	135
NetApp, Inc.	3,700	140
SanDisk Corp. (a)	12,100	739
Stratasys Ltd. (a)	300	25
Toshiba Corp.	48,000	230
Wacom Co. Ltd.	4,300	48
		5,860
Electronic Equipment & Components - 0.0%
Aeroflex Holding Corp. (a)	900	7
Amphenol Corp. Class A	1,500	117
Benchmark Electronics, Inc. (a)	200	4
Digital China Holdings Ltd. (H Shares)	261,000	312
Fabrinet (a)	6,100	85
FEI Co.	200	15
InvenSense, Inc. (a)	8,400	129
Jabil Circuit, Inc.	4,300	88
Ju Teng International Holdings Ltd.	108,000	51
Keyence Corp.	500	159
Kyocera Corp.	700	71
National Instruments Corp.	5,200	145
Omron Corp.	3,500	104
RealD, Inc. (a)	900	13
Sunny Optical Technology Group Co. Ltd.	22,000	27
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Taiyo Yuden Co. Ltd.	13,200	$ 201
TE Connectivity Ltd.	7,800	355
Trimble Navigation Ltd. (a)	2,800	73
Universal Display Corp. (a)	1,800	51
Yaskawa Electric Corp.	9,000	109
		2,116
Internet Software & Services - 0.2%
Active Network, Inc. (a)	4,100	31
Akamai Technologies, Inc. (a)	100	4
Angie's List, Inc. (a)	7,100	189
Bankrate, Inc. (a)	1,600	23
Cornerstone OnDemand, Inc. (a)	4,800	208
DealerTrack Holdings, Inc. (a)	2,000	71
eBay, Inc. (a)	8,510	440
Facebook, Inc. Class A (a)	127	3
Google, Inc. Class A (a)	6,324	5,576
IntraLinks Holdings, Inc. (a)	3,300	24
Kakaku.com, Inc.	100	3
Keynote Systems, Inc.	1,600	32
LinkedIn Corp. (a)	3,500	624
LivePerson, Inc. (a)	100	1
Millennial Media, Inc. (a)	7,600	66
Qihoo 360 Technology Co. Ltd. ADR (a)	600	28
Rackspace Hosting, Inc. (a)	3,600	136
Responsys, Inc. (a)	16,100	230
SciQuest, Inc. (a)	6,300	158
SINA Corp. (a)	100	6
TelecityGroup PLC	1,900	29
Tencent Holdings Ltd.	8,800	345
Velti PLC (a)	1,500	2
VeriSign, Inc. (a)	100	4
Vocus, Inc. (a)	7,500	79
Web.com Group, Inc. (a)	200	5
XO Group, Inc. (a)	100	1
Yahoo!, Inc. (a)	26,600	668
Yandex NV (a)	3,200	88
		9,074
IT Services - 0.3%
Accenture PLC Class A	3,814	274
ChinaSoft International Ltd. (a)	10,000	3
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
EPAM Systems, Inc. (a)	2,900	$ 79
EVERTEC, Inc.	700	15
Fidelity National Information Services, Inc.	22,700	972
Fiserv, Inc. (a)	5,400	472
FleetCor Technologies, Inc. (a)	7,800	634
Global Payments, Inc.	11,200	519
IBM Corp.	31	6
InterXion Holding N.V. (a)	2,300	60
Jack Henry & Associates, Inc.	1,300	61
Lender Processing Services, Inc.	400	13
MasterCard, Inc. Class A	1,663	955
Maximus, Inc.	4,800	358
Pactera Technology International Ltd. ADR	6,000	41
Paychex, Inc.	3,700	135
QIWI PLC Class B sponsored ADR	800	19
ServiceSource International, Inc. (a)	5,400	50
Teletech Holdings, Inc. (a)	200	5
The Western Union Co.	30,600	524
Total System Services, Inc.	12,000	294
Unisys Corp. (a)	1,500	33
Virtusa Corp. (a)	1,200	27
Visa, Inc. Class A	10,744	1,963
WEX, Inc. (a)	800	61
		7,573
Office Electronics - 0.0%
Xerox Corp.	100	1
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Energy Industries, Inc. (a)	200	3
Aixtron AG (a)	11,300	190
Aixtron AG sponsored ADR (a)	800	13
Alpha & Omega Semiconductor Ltd. (a)	100	1
Altera Corp.	42,600	1,405
Analog Devices, Inc.	100	5
Applied Materials, Inc.	400	6
Applied Micro Circuits Corp. (a)	8,400	74
ASM International NV (depositary receipt)	100	3
Atmel Corp. (a)	900	7
Avago Technologies Ltd.	1,500	56
Broadcom Corp. Class A	4,487	151
Cavium, Inc. (a)	6,500	230
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	4,300	$ 83
Cirrus Logic, Inc. (a)	200	3
Cree, Inc. (a)	3,700	236
Dialog Semiconductor PLC (a)	300	4
Entegris, Inc. (a)	2,800	26
EZchip Semiconductor Ltd. (a)	2,300	62
Freescale Semiconductor Holdings I Ltd. (a)	3,200	43
GCL-Poly Energy Holdings Ltd.	604,000	130
GT Advanced Technologies, Inc. (a)	20,100	83
Himax Technologies, Inc. sponsored ADR	10,000	52
Inphi Corp. (a)	8,400	92
Intermolecular, Inc. (a)	9,900	72
International Rectifier Corp. (a)	600	13
Intersil Corp. Class A	1,500	12
JA Solar Holdings Co. Ltd. ADR (a)	600	4
Lam Research Corp. (a)	100	4
LSI Corp. (a)	10,400	74
Mellanox Technologies Ltd. (a)	2,900	144
Micron Technology, Inc. (a)	47,300	678
Mindspeed Technologies, Inc. (a)	10,400	34
Monolithic Power Systems, Inc.	2,300	55
Nanometrics, Inc. (a)	3,200	47
NXP Semiconductors NV (a)	2,700	84
O2Micro International Ltd. sponsored ADR (a)	1,100	4
Omnivision Technologies, Inc. (a)	15,100	282
ON Semiconductor Corp. (a)	700	6
PMC-Sierra, Inc. (a)	14,600	93
Power Integrations, Inc.	300	12
Rambus, Inc. (a)	7,100	61
RDA Microelectronics, Inc. sponsored ADR	1,100	12
Rubicon Technology, Inc. (a)	21,400	171
Semtech Corp. (a)	500	18
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,600	23
Skyworks Solutions, Inc. (a)	1,600	35
Spreadtrum Communications, Inc. ADR	8,900	234
Teradyne, Inc. (a)	300	5
Tessera Technologies, Inc.	22,700	472
Texas Instruments, Inc.	100	3
Trina Solar Ltd. (a)	700	4
Ultratech, Inc. (a)	4,500	165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Veeco Instruments, Inc. (a)	7,100	$ 251
Xilinx, Inc.	7,000	277
		6,307
Software - 0.4%
Activision Blizzard, Inc.	25,700	366
Adobe Systems, Inc. (a)	10,400	474
Allot Communications Ltd. (a)	1,300	18
ANSYS, Inc. (a)	3,200	234
AsiaInfo-Linkage, Inc. (a)	4,800	55
Aspen Technology, Inc. (a)	7,600	219
Autodesk, Inc. (a)	5,700	193
Blackbaud, Inc.	100	3
BroadSoft, Inc. (a)	10,400	287
Capcom Co. Ltd.	6,900	111
Citrix Systems, Inc. (a)	3,100	187
CommVault Systems, Inc. (a)	1,200	91
Compuware Corp.	17,700	183
Concur Technologies, Inc. (a)	1,509	123
Descartes Systems Group, Inc. (a)	14,100	162
Ellie Mae, Inc. (a)	200	5
Guidewire Software, Inc. (a)	3,613	152
Imperva, Inc. (a)	800	36
Infoblox, Inc. (a)	100	3
Informatica Corp. (a)	200	7
Intuit, Inc.	3,100	189
Jive Software, Inc. (a)	5,600	102
Kingdee International Software Group Co. Ltd. (a)	1,040,000	193
Manhattan Associates, Inc. (a)	200	15
Microsoft Corp.	24,608	850
MicroStrategy, Inc. Class A (a)	1,200	104
NetSuite, Inc. (a)	3,200	294
Nintendo Co. Ltd.	2,900	341
Nintendo Co. Ltd. ADR	9,200	135
Nuance Communications, Inc. (a)	8,800	162
Oracle Corp.	105,336	3,236
Parametric Technology Corp. (a)	6,900	169
Pegasystems, Inc.	1,500	50
Perfect World Co. Ltd. sponsored ADR Class B	21,800	380
PROS Holdings, Inc. (a)	600	18
QLIK Technologies, Inc. (a)	2,800	79
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	300	$ 6
Red Hat, Inc. (a)	7,600	363
salesforce.com, Inc. (a)	44,876	1,713
SAP AG sponsored ADR	100	7
ServiceNow, Inc.	2,100	85
SolarWinds, Inc. (a)	600	23
Sourcefire, Inc. (a)	3,300	183
Splunk, Inc. (a)	110	5
Square Enix Holdings Co. Ltd.	2,300	28
Synchronoss Technologies, Inc. (a)	2,900	90
Synopsys, Inc. (a)	100	4
Tableau Software, Inc.	100	6
Take-Two Interactive Software, Inc. (a)	3,500	52
TIBCO Software, Inc. (a)	11,700	250
Ultimate Software Group, Inc. (a)	1,300	152
Verint Systems, Inc. (a)	500	18
VMware, Inc. Class A (a)	1,200	80
Workday, Inc. Class A	208	13
		12,304
TOTAL INFORMATION TECHNOLOGY		51,359
MATERIALS - 0.2%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	3,400	311
Airgas, Inc.	1,900	181
Albemarle Corp.	4,200	262
Ashland, Inc.	3,600	301
Axiall Corp.	4,000	170
Cabot Corp.	4,300	161
Cytec Industries, Inc.	2,000	147
Eastman Chemical Co.	5,954	417
Ecolab, Inc.	6,000	511
FMC Corp.	6,519	398
Lanxess AG	1,200	72
LyondellBasell Industries NV Class A	13,800	914
Monsanto Co.	10,114	999
PPG Industries, Inc.	3,070	449
Praxair, Inc.	5,200	599
Rockwood Holdings, Inc.	3,100	198
RPM International, Inc.	100	3
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	1,600	$ 283
Sigma Aldrich Corp.	3,300	265
W.R. Grace & Co. (a)	3,300	277
Westlake Chemical Corp.	1,900	183
		7,101
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	900	89
Vulcan Materials Co.	5,343	259
		348
Containers & Packaging - 0.0%
Aptargroup, Inc.	3,700	204
Ball Corp.	4,300	179
Graphic Packaging Holding Co. (a)	9,700	75
MeadWestvaco Corp.	4,500	153
Rock-Tenn Co. Class A	3,100	310
Silgan Holdings, Inc.	1,700	80
		1,001
Metals & Mining - 0.0%
Carpenter Technology Corp.	3,300	149
Commercial Metals Co.	8,500	126
Copper Mountain Mining Corp. (a)	20,900	31
First Quantum Minerals Ltd.	3,700	55
Franco-Nevada Corp.	2,500	89
Goldcorp, Inc.	6,400	159
Reliance Steel & Aluminum Co.	2,300	151
Royal Gold, Inc.	2,300	97
Turquoise Hill Resources Ltd. (a)	7,000	42
		899
Paper & Forest Products - 0.0%
Canfor Corp. (a)	4,100	73
International Paper Co.	8,500	377
		450
TOTAL MATERIALS		9,799
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	24,600	871
Atlantic Tele-Network, Inc.	3,000	149
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	2,300	$ 18
CenturyLink, Inc.	13,200	467
Cincinnati Bell, Inc. (a)	17,900	55
Cogent Communications Group, Inc.	5,000	141
Consolidated Communications Holdings, Inc.	1,300	23
Frontier Communications Corp.	59,800	242
General Communications, Inc. Class A (a)	22,300	175
Hawaiian Telcom Holdco, Inc. (a)	900	23
IDT Corp. Class B	1,900	36
inContact, Inc. (a)	6,000	49
Iridium Communications, Inc. (a)	7,800	61
Koninklijke KPN NV	14,694	31
Level 3 Communications, Inc. (a)	14,500	306
Lumos Networks Corp.	11,000	188
Premiere Global Services, Inc. (a)	4,000	48
Telefonica Brasil SA sponsored ADR	5,400	123
Towerstream Corp. (a)	2,800	7
TW telecom, Inc. (a)	5,700	160
Verizon Communications, Inc.	45,900	2,311
Vonage Holdings Corp. (a)	31,900	90
Windstream Corp.	7,600	59
		5,633
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	6,000	37
Clearwire Corp. Class A (a)	72,900	363
Crown Castle International Corp. (a)	6,300	456
Leap Wireless International, Inc. (a)	6,100	41
Millicom International Cellular SA (depository receipt)	500	36
Mobile TeleSystems OJSC sponsored ADR	2,600	49
NTELOS Holdings Corp.	900	15
SBA Communications Corp. Class A (a)	12,600	934
Shenandoah Telecommunications Co.	900	15
SoftBank Corp.	400	23
Sprint Nextel Corp. (a)	57,300	402
T-Mobile US, Inc. (a)	14,100	350
Telephone & Data Systems, Inc.	8,200	202
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	1,800	$ 66
Vodafone Group PLC sponsored ADR	9,846	283
		3,272
TOTAL TELECOMMUNICATION SERVICES		8,905
UTILITIES - 0.1%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	18,100	811
Duke Energy Corp.	20,300	1,370
Edison International	11,000	530
FirstEnergy Corp.	15,300	571
ITC Holdings Corp.	600	55
OGE Energy Corp.	8,200	559
Southern Co.	12,400	547
		4,443
Gas Utilities - 0.0%
National Fuel Gas Co.	1,600	93
Questar Corp.	9,600	229
		322
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp. (a)	19,700	418
NRG Energy, Inc.	19,900	531
The AES Corp.	39,000	468
		1,417
Multi-Utilities - 0.0%
Ameren Corp.	11,600	400
CenterPoint Energy, Inc.	33,200	780
Dominion Resources, Inc.	9,700	551
NiSource, Inc.	14,900	427
PG&E Corp.	18,900	864
Sempra Energy	8,400	687
		3,709
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	2,600	$ 107
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	3,600	37
		144
TOTAL UTILITIES		10,035
TOTAL COMMON STOCKS (Cost $289,934)		297,219
Money Market Central Funds - 0.3%

Fidelity Cash Central Fund, 0.13% (b)	10,299,733	10,300
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	109,692	110
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $10,410)		10,410
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,848,259)		3,603,805
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,094)
NET ASSETS - 100%		$ 3,601,711
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,000 or 0.0% of net assets.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Consumer Discretionary Central Fund	3,164
Fidelity Consumer Staples Central Fund	6,498
Fidelity Energy Central Fund	4,431
Fidelity Financials Central Fund	8,820
Fidelity Health Care Central Fund	3,109
Fidelity Industrials Central Fund	4,262
Fidelity Information Technology Central Fund	2,829
Fidelity Materials Central Fund	1,437
Fidelity Securities Lending Cash Central Fund	-*
Fidelity Telecom Services Central Fund	2,416
Fidelity Utilities Central Fund	2,687
Total	$ 39,653

* Amount represents less than $1,000

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 247,223	$ 32,703	$ 34,336	$ 375,600	31.2%
Fidelity Consumer Staples Central Fund	270,008	27,813	51,666	346,048	35.6%
Fidelity Energy Central Fund	270,173	17,522	34,316	346,211	34.4%
Fidelity Financials Central Fund	381,251	38,787	56,499	553,873	31.6%
Fidelity Health Care Central Fund	290,253	37,086	53,541	417,896	32.6%
Fidelity Industrials Central Fund	233,368	13,439	29,227	329,443	30.3%
Fidelity Information Technology Central Fund	473,022	29,070	48,738	597,683	33.7%
Fidelity Materials Central Fund	78,333	4,018	425	107,031	29.9%
Fidelity Telecom Services Central Fund	78,962	3,432	10,677	100,007	34.8%
Fidelity Utilities Central Fund	87,525	6,984	3,966	122,384	32.5%
Total	$ 2,410,118	$ 210,854	$ 323,391	$ 3,296,176
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,350	$ 37,103	$ 247	$ -
Consumer Staples	30,946	29,888	1,058	-
Energy	32,411	32,411	-	-
Financials	48,399	48,399	-	-
Health Care	38,973	36,653	2,320	-
Industrials	29,042	28,828	214	-
Information Technology	51,359	49,714	1,645	-
Materials	9,799	9,799	-	-
Telecommunication Services	8,905	8,882	23	-
Utilities	10,035	10,035	-	-
Equity Central Funds	3,296,176	3,296,176	-	-
Money Market Central Funds	10,410	10,410	-	-
Total Investments in Securities:	$ 3,603,805	$ 3,598,298	$ 5,507	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,849,125,000. Net unrealized appreciation aggregated $754,680,000, of which $761,239,000 related to appreciated investment securities and $6,559,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013